TAX ASSETS AND LIABILITIES - Current tax accounts receivable and payable (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAX ASSETS AND LIABILITIES
Tax credits	$ 218,472	$ 9,815,294
Total	218,472	9,815,294
Income tax expense, current	8,828,599	6,762,267	$ 9,338,612
Total, current	8,828,599	$ 6,762,267	$ 9,338,612
Income tax expense, non-current	20,957
Total, non-current	$ 20,957